Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Activities:
Net (loss) income	$ (13)	$ 1,466	$ 492
Less: income (loss) from discontinued operations	178	592	(209)
Net (loss) income from continuing operations	(191)	874	701
Adjustments to reconcile (loss) income from continuing operations to cash provided by operating activities from continuing operations:
Depreciation	86	86	93
Amortization of intangibles	48	51	48
Provision for losses on accounts receivable	11	22	32
Deferred income taxes	(245)	43	53
Stock-based compensation	100	96	90
Accrued legal and regulatory settlements	1,587	0	0
Other	80	96	3
Changes in operating assets and liabilities, net of effect of acquisitions and dispositions:
Accounts receivable	(9)	(35)	(250)
Prepaid and other current assets	(7)	(29)	3
Accounts payable and accrued expenses	(130)	(94)	73
Unearned revenue	78	109	23
Other current liabilities	(51)	(89)	(68)
Net change in prepaid / accrued income taxes	(93)	(238)	119
Net change in other assets and liabilities	(55)	(110)	(190)
Cash provided by operating activities from continuing operations	1,209	782	730
Investing Activities:
Capital expenditures	(92)	(117)	(96)
Acquisitions, including contingent payments, net of cash acquired	71	47	177
Proceeds from dispositions	83	51	0
Changes in short-term investments	15	(17)	27
Cash used for investing activities from continuing operations	(65)	(130)	(246)
Financing Activities:
(Payments on) / additions to short-term debt	0	(457)	457
Payments on senior notes	0	0	(400)
Dividends paid to shareholders	(326)	(308)	(984)
Dividends and other payments paid to noncontrolling interests	(84)	(75)	(24)
Repurchase of treasury shares	(362)	(978)	(295)
Exercise of stock options	193	258	299
Contingent payments	(11)	(12)	0
Purchase of additional CRISIL shares	0	(214)	0
Excess tax benefits from share-based payments	128	43	42
Cash used for financing activities from continuing operations	(462)	(1,743)	(905)
Effect of exchange rate changes on cash from continuing operations	(65)	(1)	5
Cash provided by (used for) continuing operations	617	(1,092)	(416)
Cash provided by (used for) operating activities	18	(231)	537
Cash provided by (used for) investing activities	320	2,129	(199)
Cash used for financing activities	0	(25)	(12)
Effect of exchange rate changes on cash	0	1	3
Effect of change in cash and equivalents	0	0	12
Cash provided by discontinued operations	338	1,874	341
Net change in cash and equivalents	955	782	(75)
Cash and equivalents at beginning of year	1,542	760	835
Cash and equivalents at end of year	2,497	1,542	760
Cash paid during the year for:
Interest (including discontinued operations)	50	50	77
Income taxes (including discontinued operations)	$ 419	$ 787	$ 243